Inventories - Schedule of Inventories (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019
Inventory [Line Items]
Raw materials	$ 33,850	$ 36,855
Work in process	19,935	19,514
Finished goods	76,285	59,022
Total inventories	$ 130,070	$ 115,391